CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total Leju Holdings Limited Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Subscription Receivable	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 424,712,255	$ 134,931	$ 773,766,165	$ (343,658,094)	$ (5,521,547)	$ (9,200)	$ (478,974)	$ 424,233,281
Balance (in shares) at Dec. 31, 2015		134,930,870
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(9,788,839)			(9,788,839)			(1,812,229)	(11,601,068)
Capital injection from non-controlling interests							296,959	296,959
Disposal of a subsidiary	2,189				2,189		(189,618)	(187,429)
Share-based compensation	9,018,232		9,936,112	(917,880)			33,411	9,051,643
Vesting of restricted shares	1,012,000	$ 507	1,011,493					1,012,000
Vesting of restricted shares ( in shares)		506,664
Exercise of share options	314,750	$ 66	305,484			$ 9,200		314,750
Exercise of share options ( in shares)		66,424
Foreign currency translation adjustments	(16,801,876)				(16,801,876)		41,217	(16,760,659)
Balance at Dec. 31, 2016	408,468,711	$ 135,504	785,019,254	(354,364,813)	(22,321,234)		(2,109,234)	406,359,477
Balance (in shares) at Dec. 31, 2016		135,503,958
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(160,901,216)			(160,901,216)			(1,142,018)	(162,043,234)
Non-controlling interests recognized in connection with business acquisition							59,595	59,595
Share-based compensation	3,491,453		3,569,698	(78,245)			33,411	3,524,864
Vesting of restricted shares		$ 260	(260)
Vesting of restricted shares ( in shares)		260,004
Foreign currency translation adjustments	9,243,923				9,243,923		(107,084)	9,136,839
Balance at Dec. 31, 2017	260,302,871	$ 135,764	788,588,692	(515,344,274)	(13,077,311)		(3,265,330)	$ 257,037,541	[1]
Balance (in shares) at Dec. 31, 2017		135,763,962						135,763,962
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(13,480,527)			(13,480,527)			629,144	$ (12,851,383)
Share-based compensation	4,037,843		4,037,843				20,519	4,058,362
Foreign currency translation adjustments	(6,770,695)				(6,770,695)		92,243	(6,678,452)
Balance at Dec. 31, 2018	$ 244,089,492	$ 135,764	$ 792,626,535	$ (528,824,801)	$ (19,848,006)		$ (2,523,424)	$ 241,566,068
Balance (in shares) at Dec. 31, 2018		135,763,962						135,763,962

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.